Note 7 Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty (Details) - Customers [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	€ (19,719)	€ (19,439)	€ (28,281)
Allowance account for credit losses of financial assets	37	48	59
Net amount	19,682	19,391	28,222
Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(9,826)	(9,856)	(11,239)
Allowance account for credit losses of financial assets	23	39	31
Net amount	9,804	9,817	11,207
Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(146,797)	(142,547)	(173,254)
Allowance account for credit losses of financial assets	5,804	6,123	6,465
Net amount	140,993	136,424	166,789
Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(153,714)	(151,410)	(181,989)
Allowance account for credit losses of financial assets	5,253	5,895	5,847
Net amount	148,461	145,515	176,142
Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(330,055)	(323,252)	(394,763)
Allowance account for credit losses of financial assets	11,116	12,105	12,402
Net amount	318,939	311,147	382,360
Stage 1 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(19,287)	(19,163)	(27,511)
Allowance account for credit losses of financial assets	13	14	15
Net amount	19,274	19,149	27,496
Stage 1 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(9,672)	(9,747)	(11,085)
Allowance account for credit losses of financial assets	8	25	19
Net amount	9,664	9,722	11,066
Stage 1 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(120,140)	(119,891)	(148,768)
Allowance account for credit losses of financial assets	759	774	811
Net amount	119,381	119,117	147,957
Stage 1 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(132,096)	(129,196)	(158,085)
Allowance account for credit losses of financial assets	1,184	1,192	1,283
Net amount	130,912	128,005	156,801
Stage 1 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(281,195)	(277,998)	(345,449)
Allowance account for credit losses of financial assets	1,964	2,005	2,129
Net amount	279,231	275,993	343,320
Stage 2 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(369)	(200)	(682)
Allowance account for credit losses of financial assets	5	9	22
Net amount	364	191	660
Stage 2 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(131)	(95)	(136)
Allowance account for credit losses of financial assets	6	6	2
Net amount	125	88	134
Stage 2 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(19,366)	(15,179)	(16,018)
Allowance account for credit losses of financial assets	1,306	1,110	904
Net amount	18,060	14,069	15,114
Stage 2 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(14,336)	(15,108)	(16,523)
Allowance account for credit losses of financial assets	773	1,161	1,252
Net amount	13,563	13,946	15,272
Stage 2 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(34,203)	(30,581)	(33,360)
Allowance account for credit losses of financial assets	2,091	2,287	2,181
Net amount	32,112	28,294	31,179
Stage 3 [Member] | Public administration [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(62)	(76)	(88)
Allowance account for credit losses of financial assets	19	25	21
Net amount	43	51	66
Stage 3 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(24)	(14)	(17)
Allowance account for credit losses of financial assets	9	7	10
Net amount	15	7	8
Stage 3 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(7,290)	(7,477)	(8,468)
Allowance account for credit losses of financial assets	3,738	4,239	4,750
Net amount	3,552	3,238	3,718
Stage 3 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(7,281)	(7,106)	(7,381)
Allowance account for credit losses of financial assets	3,295	3,542	3,312
Net amount	3,986	3,564	4,069
Stage 3 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(14,657)	(14,672)	(15,954)
Allowance account for credit losses of financial assets	7,061	7,813	8,093
Net amount	€ 7,596	€ 6,860	€ 7,861